Cash distributions and earnings per unit - Distributions for all quarters (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended		4 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Oct. 31, 2020	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2021	Oct. 31, 2019	Oct. 31, 2021
Cash Distributions And Earnings Per Unit
Distribution Made to Limited Partner, Declaration Date	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Sep. 30, 2019	Sep. 30, 2021
Distribution Made to Limited Partner, Date of Record	Feb. 09, 2022	Feb. 09, 2021	Feb. 11, 2020	Feb. 11, 2019	Nov. 09, 2020	May 10, 2019	May 11, 2021	May 11, 2020	Aug. 10, 2020	Aug. 06, 2019	Aug. 09, 2021	Nov. 07, 2019	Nov. 08, 2021
Distribution Made to Limited Partner, Distribution Date	Feb. 11, 2022	Feb. 12, 2021	Feb. 13, 2020	Feb. 14, 2019	Nov. 13, 2020	May 14, 2019	May 14, 2021	May 14, 2020	Aug. 13, 2020	Aug. 09, 2019	Aug. 12, 2021	Nov. 14, 2019	Nov. 12, 2021
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit	$ 0.05	$ 0.05	$ 0.30	$ 0.30	$ 0.05	$ 0.30	$ 0.05	$ 0.30	$ 0.05	$ 0.30	$ 0.05	$ 0.30	$ 0.05
Distribution Made to Limited Partner, Cash Distributions Paid	$ 1,541	$ 579	$ 3,365	$ 3,458	$ 579	$ 3,364	$ 1,127	$ 3,366	$ 562	$ 3,364	$ 1,368	$ 3,364	$ 1,541